Selected Operating Expenses and Additional Information (Tables)	12 Months Ended
Dec. 31, 2016
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR
Wages and salaries	985,883	1,165,433	1,279,550
Social security expenses	81,721	92,910	103,847
Pension and retirement expenses	71,316	79,717	85,677
Share-based payments	63,380	59,070	47,701
Personnel expenses	1,202,300	1,397,130	1,516,775

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees in FTEs per sector was:

As of December 31	2014	2015	2016
Customer Support	3,289	3,607	4,210
SG&A	1,240	1,380	1,561
Manufacturing & Logistics	3,846	3,833	4,443
R&D	5,697	5,861	6,433
Total FTEs	14,072	14,681	16,647
Less: Temporary employees (in FTEs)	2,754	2,513	2,656
Payroll employees (in FTEs)	11,318	12,168	13,991